Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2014	2013
Net earnings attributable to shareholders of APUC	$75,701	$20,296
Series A Preferred shares dividend	5,400	5,400
Series D Preferred shares dividend	4,103	—
Net earnings attributable to common shareholders of APUC	$66,198	$14,896
Discontinued operations	(2,127)	(42,011)
Net earnings attributable to common shareholders of APUC from continuing operations - Basic and Diluted	$68,325	$56,907
Weighted average number of shares
Basic	213,953,870	204,350,689
Effect of dilutive securities	2,387,722	1,482,515
Diluted	216,341,592	205,833,204